REVENUES BY PRODUCT (Details - Summary by product type) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Revenue	$ 95,036	$ 66,876
Gross Profit	2,630	2,917
Sale Of Sugar [Member]
Disaggregation of Revenue [Line Items]
Revenue	60,772	44,891
Gross Profit	921	1,131
Sale Of Rice [Member]
Disaggregation of Revenue [Line Items]
Revenue	19,732	13,964
Gross Profit	899	999
Sale Of Oils And Fats [Member]
Disaggregation of Revenue [Line Items]
Revenue	14,519	8,021
Gross Profit	805	787
Sale Of Others [Member]
Disaggregation of Revenue [Line Items]
Revenue	13	0
Gross Profit	$ 5	$ 0